Deferred Tax Assets and Liabilities (Detail) (USD $)	Jan. 02, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Stock-based compensation		$ 859,095	$ 846,466
Net operating loss carryforwards		9,216,044	7,875,727
Employee benefits		38,927	28,139
Alternative-minimum tax credit carryforwards		17,635	17,635
Research and development tax credits	121,879	1,210,405	1,163,528
Deferred revenue			2,934,140
Other deductible temporary differences		280,872	280,872
Total gross deferred tax assets		11,622,978	13,146,507
Less valuation allowance		(11,619,578)	(13,138,909)
Net deferred tax assets		3,400	7,598
Deferred tax liabilities:
Plant and equipment		(3,400)	(7,598)
Total gross deferred tax liabilities		(3,400)	(7,598)
Net deferred tax liabilties